Earnings per Share - Net Loss Available to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss, basic	$ (57,972)	$ (20,524)	$ (153,306)	$ (46,953)	$ (80,277)	$ (50,850)
Net loss, diluted	$ (57,972)	$ (20,524)	$ (153,306)	$ (46,953)	$ (80,277)	$ (50,850)
Weighted-average shares outstanding, basic (in shares)	107,633,037	83,509,920	92,008,435	83,392,042	33,604,752	31,406,127
Weighted-average shares outstanding, diluted (in shares)	107,633,037	83,509,920	92,008,435	83,392,042	33,604,752	31,406,127
Net loss per share, basic (in dollars per share)	$ (0.54)	$ (0.25)	$ (1.67)	$ (0.56)	$ (2.39)	$ (1.62)
Net loss per share, diluted (in dollars per share)	(0.54)	$ (0.25)	(1.67)	$ (0.56)	(2.39)	(1.62)
Warrants outstanding, exercise price (in dollars per share)	11.50		$ 11.50		$ 0.01	$ 0.01
Antidilutive securities (in shares)			12,900,000	13,100,000	8,337,653,000	7,002,258,000
Warrants, Exercise Price $0.01 [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrants outstanding, exercise price (in dollars per share)	$ 0.01		$ 0.01		$ 0.01